Label	Element	Value
Class A, C, I, & Y Prospectus | Dreyfus Global Real Estate Securities
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0000881773_SupplementTextBlock	July 25, 2017 DREYFUS PREMIER INVESTMENT FUNDS, INC. Dreyfus Global Real Estate Securities Fund (Class A, C, I and Y Shares) Supplement to Summary and Statutory Prospectus Dated March 1, 2017
Risk/Return [Heading]	rr_RiskReturnHeading	Dreyfus Global Real Estate Securities
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information supplements the information contained in "Performance" in the fund's summary Prospectus and "Fund Summary – Performance" in the fund's statutory Prospectus:
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	Fund management believes that the FTSE EPRA/NAREIT Developed Index (Net) (the Net Index) provides a more appropriate comparison of fund performance than the index currently in the prospectus (the Total Return Index) as the Net Index reflects the effect of foreign dividend tax withholding requirements mandated individually by the various governments of the countries in which the index's constituents are domiciled. The Total Return Index does not reflect the effect of these requirements.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

Fund management believes that the FTSE EPRA/NAREIT Developed Index (Net) (the Net Index) provides a more appropriate comparison of fund performance than the index currently in the prospectus (the Total Return Index) as the Net Index reflects the effect of foreign dividend tax withholding requirements mandated individually by the various governments of the countries in which the index's constituents are domiciled.  The Total Return Index does not reflect the effect of these requirements.

Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (as of 12/31/16)
Class A, C, I, & Y Prospectus | Dreyfus Global Real Estate Securities | FTSE EPRA/NAREIT Developed Index (Net) (reflects reinvestment of net dividends and, where applicable, capital gain distributions)
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	4.06%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	9.48%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.48%